INCOME TAX - Reconciliation of income taxes at statutory rates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
INCOME TAX
Canadian statutory tax rate	27.00%	27.00%
Loss before income taxes	$ (3,780,222)	$ (6,027,278)
Income tax recovery computed at Canadian statutory rates	(1,020,659)	(1,627,363)
Foreign tax rates different from statutory rate	(69,866)	288,448
Permanent items and other	583,296	679,229
Change in unrecognized deferred tax assets	507,229	659,686
Income tax expense	$ 0	$ 0